DAVENPORT CORE LEADERS FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Communications - 12.2%
Alphabet, Inc. - Class A (a)	154,884	$ 21,635,746
Alphabet, Inc. - Class C (a)	54,011	7,611,770
Electronic Arts, Inc.	124,226	16,995,359
Meta Platforms, Inc. - Class A (a)	100,693	35,641,294
Walt Disney Company (The)	294,330	26,575,056
		108,459,225
Consumer Discretionary - 7.7%
Amazon.com, Inc. (a)	255,092	38,758,679
Home Depot, Inc. (The)	34,304	11,888,051
TJX Companies, Inc. (The)	189,595	17,785,907
		68,432,637
Consumer Staples - 2.1%
Costco Wholesale Corporation	28,093	18,543,627

Energy - 2.5%
EOG Resources, Inc.	184,565	22,323,137

Financials - 14.9%
Aon plc - Class A	59,578	17,338,390
Berkshire Hathaway, Inc. - Class B (a)	66,368	23,670,811
Brookfield Corporation	951,791	38,185,855
Intercontinental Exchange, Inc.	149,247	19,167,792
JPMorgan Chase & Company	102,325	17,405,482
Markel Group, Inc. (a)	12,065	17,131,094
		132,899,424
Health Care - 11.5%
Abbott Laboratories	178,474	19,644,633
Danaher Corporation	115,734	26,773,904
Novo Nordisk A/S - ADR	133,766	13,838,093
UnitedHealth Group, Inc.	42,433	22,339,701
Vertex Pharmaceuticals, Inc. (a)	48,396	19,691,848
		102,288,179
Industrials - 5.2%
Honeywell International, Inc.	84,384	17,696,169
Republic Services, Inc.	78,202	12,896,292
Union Pacific Corporation	66,389	16,306,466
		46,898,927
Materials - 8.2%
Air Products & Chemicals, Inc.	77,527	21,226,893
Martin Marietta Materials, Inc.	56,556	28,216,354

DAVENPORT CORE LEADERS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Materials - 8.2% (Continued)
Sherwin-Williams Company (The)	75,910	$ 23,676,329
		73,119,576
Real Estate - 1.9%
American Tower Corporation	79,216	17,101,150

Technology - 30.7%
Accenture plc - Class A	78,405	27,513,099
Adobe, Inc. (a)	42,429	25,313,141
Advanced Micro Devices, Inc. (a)	107,883	15,903,033
Analog Devices, Inc.	61,163	12,144,525
Apple, Inc.	100,802	19,407,409
Broadcom, Inc.	17,498	19,532,143
Intuit, Inc.	41,310	25,819,989
Mastercard, Inc. - Class A	59,798	25,504,445
Microsoft Corporation	112,531	42,316,157
NVIDIA Corporation	25,900	12,826,198
Palo Alto Networks, Inc. (a)	33,942	10,008,817
ServiceNow, Inc. (a)	23,539	16,630,068
Visa, Inc. - Class A	77,660	20,218,781
		273,137,805

Total Common Stocks (Cost $509,697,398)		$ 863,203,687

MONEY MARKET FUNDS - 3.0%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.28% (b) (Cost $26,737,730)	26,737,730	$ 26,737,730

Total Investments at Value - 99.9% (Cost $536,435,128)		$ 889,941,417

Other Assets in Excess of Liabilities - 0.1%		545,229

Net Assets - 100.0%		$ 890,486,646

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2023.

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Communications - 7.5%
Alphabet, Inc. - Class A (a)	173,065	$ 24,175,450
Comcast Corporation - Class A	558,833	24,504,827
Walt Disney Company (The)	140,690	12,702,900
		61,383,177
Consumer Discretionary - 5.5%
Lowe's Companies, Inc.	111,807	24,882,648
McDonald's Corporation	68,935	20,439,917
		45,322,565
Consumer Staples - 14.5%
Anheuser-Busch InBev S.A./N.V. - ADR	288,580	18,648,040
Bunge Global S.A.	128,040	12,925,638
Diageo plc - ADR	118,039	17,193,561
Keurig Dr Pepper, Inc.	606,274	20,201,049
Philip Morris International, Inc.	243,113	22,872,071
Target Corporation	105,859	15,076,439
Walmart, Inc.	71,766	11,313,910
		118,230,708
Energy - 6.9%
Chevron Corporation	152,979	22,818,348
Coterra Energy, Inc.	712,573	18,184,863
Enbridge, Inc.	433,180	15,603,143
		56,606,354
Financials - 22.3%
Berkshire Hathaway, Inc. - Class B (a)	68,463	24,418,013
Brookfield Asset Management Ltd. - Class A	433,924	17,430,727
Brookfield Corporation	641,892	25,752,707
Chubb Ltd.	52,899	11,955,174
Fairfax Financial Holdings Ltd.	26,227	24,148,812
Fidelity National Financial, Inc.	353,738	18,047,713
JPMorgan Chase & Company	138,488	23,556,809
Markel Group, Inc. (a)	14,598	20,727,700
Wells Fargo & Company	340,290	16,749,074
		182,786,729
Health Care - 16.1%
Bristol-Myers Squibb Company	448,965	23,036,394
Elevance Health, Inc.	50,279	23,709,565
Johnson & Johnson	206,662	32,392,202
Medtronic plc	265,903	21,905,089
Perrigo Company plc	524,618	16,882,207

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Health Care - 16.1% (Continued)
Sanofi - ADR	271,069	$ 13,480,262
		131,405,719
Industrials - 15.5%
Deere & Company	28,791	11,512,657
L3Harris Technologies, Inc.	123,059	25,918,687
Norfolk Southern Corporation	74,214	17,542,705
RTX Corporation	96,410	8,111,937
TE Connectivity Ltd.	151,609	21,301,065
United Parcel Service, Inc. - Class B	138,010	21,699,312
Watsco, Inc.	49,138	21,054,159
		127,140,522
Materials - 1.7%
Avery Dennison Corporation	70,386	14,229,234

Real Estate - 2.7%
Lamar Advertising Company - Class A	206,542	21,951,284

Technology - 2.7%
Oracle Corporation	205,370	21,652,159

Utilities - 3.3%
NextEra Energy, Inc.	440,662	26,765,810

Total Common Stocks (Cost $628,825,601)		$ 807,474,261

MONEY MARKET FUNDS - 1.3%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.28% (b) (Cost $10,672,413)	10,672,413	$ 10,672,413

Total Investments at Value - 100.0% (Cost $639,498,014)		$ 818,146,674

Other Assets in Excess of Liabilities - 0.0% (c)		202,169

Net Assets - 100.0%		$ 818,348,843

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2023.
(c)	Percentage rounds to less than 0.1%.

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

COMMON STOCKS - 95.5%	Shares	Value
Communications - 3.3%
Take-Two Interactive Software, Inc. (a)	164,705	$ 26,509,270

Consumer Discretionary - 22.9%
Cannae Holdings, Inc. (a)	1,055,474	20,592,298
DraftKings, Inc. - Class A (a)	867,252	30,570,633
Etsy, Inc. (a)	166,245	13,474,157
Live Nation Entertainment, Inc. (a)	426,648	39,934,253
Mobileye Global, Inc. - Class A (a)	657,293	28,473,933
O'Reilly Automotive, Inc. (a)	28,692	27,259,695
Pool Corporation	56,391	22,483,655
		182,788,624
Financials - 23.7%
Allstate Corporation (The)	160,075	22,407,299
Brookfield Asset Management Ltd. - Class A	450,587	18,100,080
Brookfield Corporation	1,035,707	41,552,565
Fairfax Financial Holdings Ltd.	33,467	30,815,125
Fidelity National Financial, Inc.	517,074	26,381,115
Kinsale Capital Group, Inc.	59,493	19,924,801
Markel Group, Inc. (a)	21,157	30,040,824
		189,221,809
Health Care - 4.8%
Align Technology, Inc. (a)	51,772	14,185,528
Avantor, Inc. (a)	1,076,843	24,584,326
		38,769,854
Industrials - 18.7%
Clean Harbors, Inc. (a)	66,442	11,594,793
Enovis Corporation (a)	609,131	34,123,519
ESAB Corporation	209,524	18,148,969
J.B. Hunt Transport Services, Inc.	110,027	21,976,793
Watsco, Inc.	62,426	26,747,668
Xylem, Inc.	322,702	36,904,201
		149,495,943
Materials - 7.7%
Martin Marietta Materials, Inc.	74,590	37,213,697
Sherwin-Williams Company (The)	76,796	23,952,672
		61,166,369
Real Estate - 6.6%
American Tower Corporation	122,433	26,430,836
Lamar Advertising Company - Class A	250,222	26,593,594
		53,024,430

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.5% (Continued)	Shares	Value
Technology - 7.8%
Alight, Inc. - Class A (a)	3,087,455	$ 26,335,991
Autodesk, Inc. (a)	72,539	17,661,796
PTC, Inc. (a)	105,480	18,454,781
		62,452,568

Total Common Stocks (Cost $543,379,795)		$ 763,428,867

MONEY MARKET FUNDS - 4.4%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.28% (b) (Cost $35,475,185)	35,475,185	$ 35,475,185

Total Investments at Value - 99.9% (Cost $578,854,980)		$ 798,904,052

Other Assets in Excess of Liabilities - 0.1%		690,691

Net Assets - 100.0%		$ 799,594,743

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2023.

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

COMMON STOCKS - 91.1%	Shares	Value
Communications - 7.5%
Cable One, Inc.	29,654	$ 16,505,120
Liberty Latin America Ltd. - Class C (a)	3,123,065	22,923,297
Shenandoah Telecommunications Company	856,996	18,528,254
		57,956,671
Consumer Discretionary - 18.2%
Cannae Holdings, Inc. (a)	1,317,842	25,711,097
DraftKings, Inc. - Class A (a)	477,654	16,837,304
Leslie's, Inc. (a)	3,863,920	26,699,687
Monarch Casino & Resort, Inc.	614,799	42,513,351
OneSpaWorld Holdings Ltd. (a)	2,081,858	29,354,198
		141,115,637
Consumer Staples - 6.1%
J & J Snack Foods Corporation	194,057	32,434,687
Seaboard Corporation	4,235	15,119,373
		47,554,060
Energy - 5.1%
California Resources Corporation	420,000	22,965,600
Peyto Exploration & Development Corporation	1,805,208	16,463,497
		39,429,097
Financials - 11.2%
Diamond Hill Investment Group, Inc.	102,730	17,011,061
Kinsale Capital Group, Inc.	95,560	32,003,999
Stewart Information Services Corporation	653,365	38,385,194
		87,400,254
Health Care - 5.0%
Envista Holdings Corporation (a)	550,000	13,233,000
Perrigo Company plc	798,469	25,694,732
		38,927,732
Industrials - 8.1%
Enovis Corporation (a)	601,213	33,679,952
ESAB Corporation	336,432	29,141,740
		62,821,692
Materials - 4.6%
NewMarket Corporation	33,100	18,066,973
Trex Company, Inc. (a)	209,515	17,345,747
		35,412,720
Real Estate - 10.0%
FRP Holdings, Inc. (a)	132,183	8,311,667
Janus International Group, Inc. (a)	2,894,015	37,766,896
Lamar Advertising Company - Class A	207,543	22,057,670

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Real Estate - 10.0% (Continued)
Outfront Media, Inc.	700,000	$ 9,772,000
		77,908,233
Technology - 15.3%
Alight, Inc. - Class A (a)	3,729,295	31,810,886
DoubleVerify Holdings, Inc. (a)	503,843	18,531,346
HealthEquity, Inc. (a)	414,902	27,508,003
Verra Mobility Corporation (a)	1,776,642	40,916,065
		118,766,300

Total Common Stocks (Cost $623,511,319)		$ 707,292,396

EXCHANGE-TRADED FUNDS - 2.8%	Shares	Value
ALPS Medical Breakthroughs ETF (Cost $20,662,458)	670,000	$ 22,070,604

MONEY MARKET FUNDS - 6.0%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.28% (b) (Cost $46,273,669)	46,273,669	$ 46,273,669

Total Investments at Value - 99.9% (Cost $690,447,446)		$ 775,636,669

Other Assets in Excess of Liabilities - 0.1%		1,030,215

Net Assets - 100.0%		$ 776,666,884

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2023.

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

COMMON STOCKS - 59.5%	Shares	Value
Communications - 3.9%
Alphabet, Inc. - Class A (a)	23,957	$ 3,346,553
Comcast Corporation - Class A	81,516	3,574,477
Walt Disney Company (The)	20,518	1,852,570
		8,773,600
Consumer Discretionary - 3.0%
Lowe's Companies, Inc.	16,702	3,717,030
McDonald's Corporation	10,298	3,053,460
		6,770,490
Consumer Staples - 9.5%
Anheuser-Busch InBev S.A./N.V. - ADR	41,749	2,697,820
Bunge Global S.A.	18,643	1,882,011
Diageo plc - ADR	16,673	2,428,589
Ingredion, Inc.	13,155	1,427,712
Kenvue, Inc.	108,000	2,325,240
Keurig Dr Pepper, Inc.	90,870	3,027,788
Philip Morris International, Inc.	36,317	3,416,703
Target Corporation	15,566	2,216,910
Walmart, Inc.	10,383	1,636,880
		21,059,653
Energy - 4.8%
Chevron Corporation	23,044	3,437,243
Coterra Energy, Inc.	104,220	2,659,694
Enbridge, Inc.	60,275	2,171,106
Enterprise Products Partners, L.P.	87,000	2,292,450
		10,560,493
Financials - 14.1%
Berkshire Hathaway, Inc. - Class B (a)	10,227	3,647,562
Brookfield Asset Management Ltd. - Class A	63,956	2,569,112
Brookfield Corporation	90,137	3,616,296
Chubb Ltd.	7,902	1,785,852
Diamond Hill Investment Group, Inc.	11,715	1,939,887
Fairfax Financial Holdings Ltd.	3,925	3,613,989
Fidelity National Financial, Inc.	52,558	2,681,509
JPMorgan Chase & Company	19,077	3,244,998
Markel Group, Inc. (a)	2,169	3,079,763
Stewart Information Services Corporation	50,417	2,961,999
Wells Fargo & Company	47,098	2,318,164
		31,459,131
Health Care - 8.4%
Bristol-Myers Squibb Company	67,292	3,452,752

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 59.5% (Continued)	Shares	Value
Health Care - 8.4% (Continued)
Elevance Health, Inc.	7,333	$ 3,457,949
Johnson & Johnson	28,470	4,462,388
Medtronic plc	36,857	3,036,280
Perrigo Company plc	73,853	2,376,590
Sanofi - ADR	38,300	1,904,659
		18,690,618
Industrials - 8.3%
Deere & Company	4,232	1,692,250
L3Harris Technologies, Inc.	18,641	3,926,167
Norfolk Southern Corporation	10,378	2,453,152
RTX Corporation	14,063	1,183,261
TE Connectivity Ltd.	20,730	2,912,565
United Parcel Service, Inc. - Class B	20,707	3,255,761
Watsco, Inc.	7,109	3,045,993
		18,469,149
Materials - 1.0%
Avery Dennison Corporation	10,567	2,136,225

Real Estate - 1.5%
Lamar Advertising Company - Class A	30,806	3,274,062

Technology - 1.4%
Oracle Corporation	29,711	3,132,431

Utilities - 3.6%
Brookfield Infrastructure Partners, L.P.	61,867	1,948,192
Brookfield Renewable Partners, L.P.	76,999	2,023,534
NextEra Energy, Inc.	66,048	4,011,755
		7,983,481

Total Common Stocks (Cost $106,566,195)		$ 132,309,333

FIXED RATE CORPORATE BONDS - 29.4%	Par Value	Value
Communications - 4.1%
Meta Platforms, Inc., 4.950%, due 05/15/2033	$ 4,990,000	$ 5,161,873
VeriSign, Inc., 5.250%, due 04/01/2025	3,950,000	3,951,034
		9,112,907
Consumer Discretionary - 0.7%
Lowe's Companies, Inc., 4.400%, due 09/08/2025	1,525,000	1,513,670

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

FIXED RATE CORPORATE BONDS - 29.4% (Continued)	Par Value	Value
Consumer Staples - 2.4%
Phillip Morris International, Inc., 5.375%, due 02/15/2033	$ 2,995,000	$ 3,075,337
Walgreens Boots Alliance, Inc., 3.800%, due 11/18/2024	2,245,000	2,204,717
		5,280,054
Energy - 4.7%
Boardwalk Pipelines, L.P., 4.450%, due 07/15/2027	2,200,000	2,158,505
BP Capital Markets America, 4.812%, due 02/13/2033	2,990,000	3,020,521
MPLX, L.P., 4.125%, due 03/01/2027	3,250,000	3,182,710
ONEOK, Inc., 5.550%, due 11/01/2026	1,995,000	2,030,535
		10,392,271
Financials - 7.9%
American Express Company, 3.375%, due 05/03/2024	2,995,000	2,972,081
Bank of Montreal, 5.920%, due 09/25/2025	3,990,000	4,053,745
BlackRock, Inc., 4.750%, due 05/25/2033	3,000,000	3,031,600
Brookfield Finance, Inc., 4.000%, due 04/01/2024	530,000	527,529
Charles Schwab Corporation, 5.875%, due 08/24/2026	3,750,000	3,846,959
Royal Bank of Canada, 5.000%, due 05/02/2033	3,000,000	3,064,169
		17,496,083
Health Care - 3.9%
Bristol-Myers Squibb Company, 5.900%, due 11/15/2033	3,000,000	3,274,813
Merck & Company, Inc., 4.500%, due 05/17/2033	2,490,000	2,512,759
Zoetis, Inc., 5.400%, due 11/14/2025	2,990,000	3,014,729
		8,802,301
Industrials - 0.9%
Waste Management, Inc., 4.875%, due 02/15/2029	1,995,000	2,043,666

Technology - 3.5%
Apple, Inc., 4.300%, due 05/10/2033	2,490,000	2,533,429
Fiserv, Inc., 3.200%, due 07/01/2026	2,325,000	2,238,843
Oracle Corporation, 5.800%, due 11/10/2025	2,990,000	3,037,275
		7,809,547

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

FIXED RATE CORPORATE BONDS - 29.4% (Continued)	Par Value	Value
Utilities - 1.3%
NextEra Energy Capital Holdings, Inc., 6.051%, due 03/01/2025	2,995,000	$ 3,022,050

Total Fixed Rate Corporate Bonds (Cost $64,780,712)		$ 65,472,549

MUNICIPAL BONDS - 1.1%	Par Value	Value
Virginia - 1.1%
Richmond, VA, GO, Public Improvement Bonds
Series, 4.800%, due 03/01/2033 (Cost $2,538,708)	$ 2,455,000	$ 2,494,361

U.S. TREASURY OBLIGATIONS - 8.8%	Par Value	Value
U.S. Treasury Bills - 1.1% (b)
5.500%, due 01/25/2024	2,490,000	$ 2,481,612

U.S. Treasury Notes - 7.7%
0.250%, due 06/15/2024	4,500,000	4,401,738
2.750%, due 06/30/2025	4,810,000	4,692,756
4.750%, due 07/31/2025	2,000,000	2,009,375
4.625%, due 09/15/2026	4,000,000	4,057,344
3.875%, due 08/15/2033	2,000,000	2,001,563
		17,162,776

Total U.S. Treasury Obligations (Cost $19,612,962)		$ 19,644,388

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.2%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.28% (c) (Cost $386,683)	386,683	$ 386,683

Total Investments at Value - 99.0% (Cost $193,885,260)		$ 220,307,314

Other Assets in Excess of Liabilities - 1.0%		2,296,865

Net Assets - 100.0%		$ 222,604,179

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the annualized yield at the time of purchase.
(c)	The rate shown is the 7-day effective yield as of December 31, 2023.

DAVENPORT INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

COMMON STOCKS - 94.3%	Shares	Value
Consumer Discretionary - 8.9%
Genuine Parts Company	6,278	$ 869,503
NIKE, Inc. - Class B	15,508	1,683,704
Yum China Holdings, Inc.	36,812	1,561,933
		4,115,140
Consumer Staples - 7.9%
Darling Ingredients, Inc. (a)	18,308	912,471
Kenvue, Inc.	51,409	1,106,836
Keurig Dr Pepper, Inc.	49,133	1,637,111
		3,656,418
Energy - 3.5%
EOG Resources, Inc.	13,551	1,638,993

Financials - 8.6%
American Express Company	5,163	967,237
Aon plc - Class A	5,570	1,620,981
Charles Schwab Corporation (The)	20,048	1,379,302
		3,967,520
Health Care - 18.9%
Align Technology, Inc. (a)	4,480	1,227,520
Bristol-Myers Squibb Company	35,975	1,845,877
Charles River Laboratories International, Inc. (a)	7,053	1,667,329
DENTSPLY SIRONA, Inc.	30,291	1,078,057
Mettler-Toledo International, Inc. (a)	797	966,729
Perrigo Company plc	23,067	742,296
Zimmer Biomet Holdings, Inc.	10,084	1,227,223
		8,755,031
Industrials - 15.8%
Amphenol Corporation - Class A	13,524	1,340,634
Deere & Company	2,627	1,050,459
Emerson Electric Company	15,667	1,524,869
FedEx Corporation	2,725	689,343
Graco, Inc.	6,492	563,246
Keysight Technologies, Inc. (a)	9,585	1,524,878
Toro Company (The)	6,294	604,161
		7,297,590
Materials - 8.8%
Air Products & Chemicals, Inc.	6,601	1,807,354
Ball Corporation	16,202	931,939
Corteva, Inc.	27,682	1,326,521
		4,065,814

DAVENPORT INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.3% (Continued)	Shares	Value
Real Estate - 2.1%
Mid-America Apartment Communities, Inc.	7,148	$ 961,120

Technology - 14.4%
Genpact Ltd.	33,071	1,147,894
Mastercard, Inc. - Class A	3,870	1,650,594
Maximus, Inc.	13,730	1,151,398
TransUnion	17,886	1,228,947
Zebra Technologies Corporation - Class A (a)	5,516	1,507,688
		6,686,521
Utilities - 5.4%
American Water Works Company, Inc.	5,276	696,379
NextEra Energy, Inc.	29,936	1,818,313
		2,514,692

Total Common Stocks (Cost $41,368,643)		$ 43,658,839

EXCHANGE-TRADED FUNDS - 3.2%	Shares	Value
iShares Core S&P 500 ETF (Cost $1,443,831)	3,109	$ 1,484,952

MONEY MARKET FUNDS - 7.5%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.28% (b) (Cost $3,489,798)	3,489,798	$ 3,489,798

Total Investments at Value - 105.0% (Cost $46,302,272)		$ 48,633,589

Liabilities in Excess of Other Assets - (5.0%)		(2,327,640)

Net Assets - 100.0%		$ 46,305,949

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2023.